SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net operating loss carry-forward	$ 3,073,065	$ 2,657,931
Accrued expenses	166,783	80,676
Stock based compensation	70,128	50,944
Charitable contribution	267
Net deferred tax assets	3,310,243	2,789,552
Valuation allowance	(3,310,243)	(2,789,552)
Total net deferred tax asset